Earnings Per Share - Computation of Earnings Per Share (Parenthetical) (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Excluded Common Shares issuable under Company's Incentive Stock Option Plan	0.9	0.1